Acquisitions (Narrative) (Details) - SunGard [Member] - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%
Increase (decrease) in income due to additional depreciation and amortization that would have been recognized in 2015		$ (5)
Gross contractual receivables	$ 546
Restricted Stock [Member]
Business Acquisition [Line Items]
Stock granted, share-based compensation (in shares)	2